ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Other Liabilities to Third Parties	$ 788
Payables to Non Controlling Interest	$ 52